Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating revenues
Oil and gas sales	$ 258,063	$ 148,967	$ 167,261
Other revenues	1,106	847	1,022
Total operating revenues	259,169	149,814	168,283
Operating costs and expenses
Lease operating	27,781	23,097	21,548
Production taxes	12,865	5,583	5,333
Exploration	1,710	356	780
Depletion, depreciation and amortization	114,136	80,709	68,906
Impairment of oil and gas properties	14,415	18,821	31,970
Accretion of discount	608	533	413
General and administrative (including non-cash compensation expense)	31,902	15,875	16,679
Total operating expenses	203,417	144,974	145,629
Operating income	55,752	4,840	22,654
Other income (expense)
Interest expense	(30,774)	(25,292)	(21,994)
Net gain (loss) on commodity derivatives	(2,566)	16,684	34,490
Gain on bargain purchase			26,208
Gain (loss) on sales of assets	(78)	1,162	(859)
Other income (expense), net	(33,418)	(7,446)	37,845
Income (loss) before income tax	22,334	(2,606)	60,499
Income tax provision
Current	85
Deferred	(156)	473	173
Total income tax provision	(71)	473	173
Net income (loss)	22,405	(3,079)	60,326
Net income attributable to non-controlling interests	24,591
Net income (loss) attributable to controlling interests	$ (2,186)	$ (3,079)	$ 60,326
Earnings per share:
Basic and diluted (in dollars per share)	$ (0.17)
Weighted average shares outstanding:
Basic and diluted (in shares)	12,500